TAXATION - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carrying forward	¥ 3,144,161	¥ 2,788,131
Asset impairment	779,493	688,855
Deferred rental cost	17,642	48,290
Unrealized profits	154,012	184,837
Accrual expense	371,329	417,462
Others	75,825	81,420
Less: Valuation Allowance	(3,385,876)	(3,310,975)	¥ (2,892,268)	¥ (2,178,650)
Deferred tax assets, net of valuation allowance	1,156,586	898,020
Deferred tax liability
Fair value change of certain investments	(18,544)	(45,559)
Intangible assets	(299,025)	(343,200)
Deferred revenue	(4,666)	(3,489)
Total deferred tax liability	¥ (322,235)	¥ (392,248)